Business (Details)	12 Months Ended
Dec. 31, 2010
The Company and Related Matters [Abstract]
Number of reportable business segments	2
AMC Networks Inc. [Member]
The Company and Related Matters [Abstract]
Number of Distributed Entity's Class A Common Stock shares distributed to Cablevision NY Group Class A Common Stock shareholders (in shares)	1
Number of Cablevision NY Group Class A Common Stock held to receive shares of Distributed Entity's Class A Common Stock (in shares)	4
Number of Distributed Entity's Class B Common Stock shares distributed to Cablevision NY Group Class B Common Stock shareholders (in shares)	1
Number of Cablevision NY Group Class B Common Stock held to receive shares of Distributed Entity's Class B Common Stock (in shares)	4
Madison Square Garden [Member]
The Company and Related Matters [Abstract]
Number of Distributed Entity's Class A Common Stock shares distributed to Cablevision NY Group Class A Common Stock shareholders (in shares)	1
Number of Cablevision NY Group Class A Common Stock held to receive shares of Distributed Entity's Class A Common Stock (in shares)	4
Number of Distributed Entity's Class B Common Stock shares distributed to Cablevision NY Group Class B Common Stock shareholders (in shares)	1
Number of Cablevision NY Group Class B Common Stock held to receive shares of Distributed Entity's Class B Common Stock (in shares)	4